Stock-Based Compensation - Aggregate Intrinsic Value of Options (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding	$ 409	$ 336	$ 123
Exercisable	$ 307	$ 212	$ 64